Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Preference share, per value (in Dollars per share)	$ 0.025	$ 0.025
Preference share, shares authorized (in Shares)	80,000	80,000
Preference share, issued (in Shares)	0	0
Preference share, outstanding (in Shares)	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized (in Shares)	399,280,000	399,280,000
Ordinary shares, shares issued (in Shares)	5,963,920	5,963,920
Ordinary shares, shares outstanding (in Shares)	5,963,920	5,963,920
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.025	$ 0.025
Ordinary shares, shares authorized (in Shares)	640,000	640,000
Ordinary shares, shares issued (in Shares)	28,000	28,000
Ordinary shares, shares outstanding (in Shares)	28,000	28,000